Income tax	9 Months Ended
Sep. 30, 2016
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

5. Income tax

The tax expense comprises:

	For the Nine Months Ended September 30,
	2015	2016
	RMB	RMB
Current tax expenses	(5,636)	(10,172)
Deferred tax benefits	8,813	125
Income tax benefits (expenses)	3,177	(10,047)
The effective tax rate is based on expected income and statutory tax rates. For interim financial reporting, the Group estimates the annual tax rate based on projected taxable income for the full year and records a quarterly income tax provision in accordance with the guidance on accounting for income taxes in an interim period. As the year progresses, the Group refines the estimates of the year’s taxable income as new information becomes available. This continual estimation process often results in a change to the expected effective tax rate for the year. When this occurs, the Group adjusts the income tax provision during the quarter in which the change in estimate occurs so that the year-to-date provision reflects an expected annual tax rate of 15.92%.